Shareholder Fees - Nationwide Destination 2025 Fund	Mar. 01, 2021
Class A Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%
Class R Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	none
Class R6 Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	none
Institutional Service Class Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	none